Income Tax (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	21.00%	21.00%	21.00%
Accruals for payment of interest and penalties			$ 2	$ 2
Recognized a reduction in interest and penalties
Nonadmitted deferred tax asset increased			$ 656